Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share for each class of common stock

	For the Year Ended December 31, 2021
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(25,423,904)	$(7,074,649)
Denominator:
Basic and diluted weighted average common stock outstanding	30,530,137	8,495,548

Basic and diluted net loss per common stock	$(0.83)	$(0.83)

	For The Period From December 29, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$—	$(10,400)
Denominator:
Basic and diluted weighted average common stock outstanding (1)	0	7,500,000

Basic and diluted net loss per common stock	$—	$(0.00)

(1) This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4).